Leases	12 Months Ended
Dec. 31, 2021
Disclosure of leases [text block] [Abstract]
LEASES

25. LEASES

All leases are accounted for by recognising a right-of-use asset and a lease liability except for:

●	Leases of low value assets; and

●	Leases with a duration of 12 months or less.

IFRS16 was adopted 1 January 2019 without restatement of comparative figures. The following policies apply subsequent to the date of initial application, 1 January 2019.

The Group has leases for its offices. Each lease is reflected on the balance sheet as a right-of-use asset and a lease liability. The Group does not have leases of low value assets. Variable lease payments which do not depend on an index or a rate (such as lease payments based on a percentage of Group sales) are excluded from the initial measurement of the lease liability and asset. The Group classifies its right-of-use assets in a consistent manner to its property, plant and equipment (see Note 12).

For leases over office buildings and factory premises the Group must keep those properties in a good state of repair and return the properties in their original condition at the end of the lease.

During the course of 2021, the Group entered into new lease agreements on all of its offices. The new leases all have a term shorter than 12 months so the Group has applied the exemption allowed by paragraph 5a in IFRS16 in respect of short term leases.

Right-of-use assets	31 Dec 2021	31 Dec 2021
	$000	$000
At 1 January 2021	357	433
Depreciation	(133)	(91)
Disposal of lease	(224)	-
Exchange differences		15
	-	357

Lease Liabilities	31 Dec 2021	31 Dec 2021
	$000	$000
At 1 January 2021	555	820
Interest expense	13	18
Lease payments	(164)	(321)
Exchange differences	-	(38)
Disposal of lease	(394)	-
	-	555